Net Investment in Sales-type Leases (Schedule of Company's Net Investment in Sales-type Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Net Investment in Sales-type Leases [Abstract]
Future minimum lease payments receivable	$ 19,403	$ 14,169
Less allowance for doubtful accounts	(183)	(301)
Net future minimum lease payment receivable	19,220	13,868
Less unearned interest income	(1,305)	(862)
Net investment in sales-type leases	$ 17,915	$ 13,006